UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-23712

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Sweater Cashmere Fund

(Exact name of registrant as specified in charter)

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2000 Central Ave
Boulder, CO 80301
(Address of principal executive offices) (Zip code)

Jesse Randall
2000 Central Ave
Boulder, CO 80301
(Name and address of agent for service)

Copies to:

Jonathan D. Van Duren
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

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Registrant’s telephone number, including area code: (888) 577-7987

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Item 1.       Reports to Stockholders.

(a)   The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

sweater

Sweater Cashmere Fund

Semi-annual report
September 30, 2023 (Unaudited)

i

SHAREHOLDER LETTER

Cashmere Shareholder Letter:

Dear Sweater Cashmere Fund Members,

Since launching publicly in April 2022, the Sweater Cashmere Fund (“Cashmere Fund” or “Fund”) has focused on creating a community of investors, building a portfolio of diverse investments, and facilitating investments into the Fund without accreditation limitations. We believe the Fund’s unwavering commitment to transparency, accountability, and responsible investment practices will continue to earn it a reputation as a reliable and trustworthy investment among its stakeholders.

From Day 1, our primary goal as an advisor has been to make the venture capital (“VC”) asset class accessible to everyone. To date, the advisor has built a community of over 45,000 app users, including 5,371 investors of the Cashmere Fund (“Members”). As of September 30, 2023, the Fund’s annualized total return is 4.08% since inception. This growth reflects fair value adjustments driven by changes in portfolio company fundamentals, including the conversion of SAFE investments into equity, revenue and profit growth, as well as shifting market sentiment.

The Fund continues to leverage its members’ engagement and participation to impact revenue growth of its portfolio companies, attract new Cashmere Fund investment opportunities, and increase total AUM in the Fund. For example, Members have become the highest converting referral partner for one of the companies in our portfolio, Earlybird. By opening up accounts on Earlybird’s platform and investing in their child’s future, we believe Members have the opportunity to aid the potential success of their own investment into the Cashmere Fund.

Our investment team has also been actively engaging with the Members of the Cashmere Fund, resulting in three direct investments from our own Members. We view Member involvement as a vital aspect of our strategy, one that we believe will continue to be instrumental in our mission to democratize access to the venture capital asset class.

Nonetheless, it’s important to acknowledge that the venture market remains a long way off from its 2021 peak. Recent data from Carta indicates that VC capital raised experienced a noticeable increase in Q2 2023 on a quarterly basis, indicating that the venture market may have found stronger footing in the first half of 2023. However, year-over-year venture investments remain down by 58%. Looking ahead, we anticipate that investor sentiment and the fundraising landscape will remain challenging throughout 2024. For instance, Carta’s data also highlights that nearly 20% of all rounds raised in Q2 2023 were at lower valuations. Despite these challenges, our perspective is that funding and valuation resets can offer significant upside to investors who continue to allocate to venture capital.

Amidst the evolving venture landscape, the Fund’s portfolio has continued to grow. Our investment team has reviewed over 3,000 opportunities, resulting in 33 investments ranging in stage from Pre-seed through Series B. We’ve tapped into multiple different sources for deal flow including other VCs, founders in our network, the Fund’s network of scouts, pitch competitions, and VC industry events. Our investments have spanned a diverse set of industries, including healthcare, consumer technology and goods, and financial technology, with dozens of co-investors, such as Tribe Capital, Foundry Group, Lerer Hippeau, QED, General Catalyst, Uncork Capital and Seven Seven Six.

The abundance of promising dealflow has allowed us to be increasingly selective in the deployment of the Fund’s capital. We believe this creates a distinctive value proposition for current and future investors by offering access to highly vetted promising private technology and direct to consumer investments.

Together with each of you, we remain committed to broadening access to venture and alternative assets for everyone.

Sincerely,

Sweater Cashmere Fund | The Venture Fund for Everyone

The views expressed in this report are exclusively those of the Fund’s investment adviser, Sweater Industries, LLC, as of September 30, 2023. Any such views are subject to change at any time based on market or other conditions, and the Fund disclaims any responsibility to update such views. These views are not intended to be a forecast of future events, a guarantee of future results or advice. Because investment decisions for the Fund are based on numerous factors, these views may not be relied upon as an indication of trading intent on behalf of the Fund. The information contained herein has been prepared from sources believed to be reliable but is not guaranteed by the Fund as to its accuracy or completeness. Past performance is not indicative of future results. There is no assurance that the Fund’s investment objectives will be achieved.

SWEATER CASHMERE FUND
Fund Performance
September 30, 2023 (Unaudited)

Average Annual Total Return Information as of September 30, 2023 (Unaudited)

Sweater Cashmere Fund (Inception Date: 04/13/2022)	One Year	Annualized Since Inception
Return	5.67%	4.08%

Fund Benchmark
S&P SmallCap 600® Index*	10.08%	-5.99%

____________

*        The S&P SmallCap 600® is an index of small-cap stocks managed by Standard & Poor’s. It tracks a broad range of small-sized companies that meet specific liquidity and stability requirements. Investors cannot invest directly in an index. Index returns, unlike Fund returns, do not reflect any fees or expenses. Index returns assume reinvestment of all distributions. Investments held by the Fund do not match those in the Index and the performance of the Fund will differ.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown assume reinvestment of all distributions, and do not reflect the deduction of taxes that shareholder would pay on Fund distributions or on the redemption of Fund shares. Fund returns would have been lower if a portion of the fees had not been waived and reimbursed by the Fund’s Adviser. Past performance is no guarantee of future results. Please read the Fund’s Prospectus carefully before investing.

SWEATER CASHMERE FUND
Portfolio Composition (Unaudited)

Fund Vertical Diversification

The following table provides a breakdown of the Fund, by the industry verticals that the underlying securities represent, as a percentage of net assets as of September 30, 2023.

Vertical	Percent of Total Net Assets
Consumer Goods and Retail	16.5%
Consumer Technology	12.6%
Education Technology	2.4%
Financial Technology	9.7%
Health Technology	8.6%
Healthcare	7.7%
Human Resource Technology	8.3%
Logistics Technology	1.9%
Private Investment Companies	3.5%
Property Technology	8.3%
Short-Term Investments	18.7%
Other assets in excess of liabilities	1.8%
Total	100.0%

Fund Security Type Diversification

The following chart provides a visual breakdown of the Fund, by the security type that the underlying securities represent, as a percentage of net assets as of September 30, 2023.

Security Type	Percent of Total Net Assets
Convertible Debt in Portfolio Companies	5.7%
Equity Investments in Portfolio Companies	31.6%
Portfolio Funds	3.5%
Simple Agreements for Future Equity in Portfolio Companies	38.7%
Warrants	0.0%
Short-Term Investments	18.7%
Other assets in excess of liabilities	1.8%
TOTAL	100.0%

Sweater Cashmere Fund
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Fair Value
Convertible Debt in Portfolio Companies — 5.7%
Financial Technology — 1.9%
Trellis Technologies, Inc., Principal $250,000, 8.00%, due 11/30/24[1,3]	$250,000

Healthcare — 3.8%
Cabinet Health P.B.C., Principal $500,000, 4.55%, due 2/3/25[1,3]	500,000
Total Convertible Debt in Portfolio Companies (Cost $750,000)	750,000

Equity Investments in Portfolio Companies — 31.6%
Consumer Goods and Retail — 8.7%
Drupely, Inc. dba Graza Series A-3 Preferred Stock, shares 210,999[1,2,3]	569,400
IQ Bar, Inc. Series B Preferred Stock, shares 41,553[1,2,3]	250,000
Nomadica Series Seed-6 Preferred Stock, shares 462,107[1,2,3]	311,871
Total Consumer Goods and Retail	1,131,271

Consumer Technology — 3.9%
GO, Inc., Series Seed-1 Preferred Stock, shares 400,160[1,2,3]	519,640

Education Technology — 2.4%
EdInvent, Inc. dba Accredible Series B Preferred Stock, shares 79,956[1,2,3]	312,500

Human Resource Technology — 8.3%
IsoTalent, Inc. Series Seed-1 Preferred Stock, shares 764,292[1,2,3]	1,099,503

Property Technology — 8.3%
Cloud Apartments, Inc. Series Seed-1 Preferred Stock, shares 208,995[1,2,3]	250,000
Eloit Street, Inc. dba Guest House Series C-2 Preferred Stock, shares 2,012,882[1,2,3]	305,918
Havenly, Inc. Series C-1 Preferred Stock, shares 63,848[1,2,3]	266,337
True Footage Inc. Series A Prime Preferred Stock, shares 38,836[1,2,3]	272,901
Total Property Technology	1,095,156

Total Equity Investments in Portfolio Companies (Cost $3,499,996)	4,158,070

Portfolio Funds — 3.5%
Private Investment Companies — 3.5%
Curate Capital Fund I, LP1,2,4	159,289
Ganas Ventures I, a series of Ganas Ventures, LP1,2,4,5	113,645
Impressionism Capital Fund I, L.P.[1,2,4]	40,459
Stonks Y Combinator Summer 2022 Access Fund, a Series of Stonks Funds, LP – Class A1,2,4,5	149,231
Total Portfolio Funds (Cost $495,000)	462,624

Simple Agreements for Future Equity in Portfolio Companies — 38.7%
Consumer Goods and Retail — 7.8%
FEAT Socks, Inc.[1,2,3]	212,500
Frances Valentine, LLC[1,2,3]	550,000
Hikerkind, Inc.[1,2,3]	250,000
Total Consumer Goods and Retail	1,012,500

Consumer Technology — 8.7%
After Services, Inc. — Tranche 1[1,2,3]	267,500
After Services, Inc. — Tranche 2[1,2,3]	267,500
Hearth Display, Inc.[1,2,3]	250,000
SweatPals, Inc.[1,2,3]	125,000
The Last Gameboard, Inc.[1,2,3]	250,000
Total Consumer Technology	1,160,000

See accompanying Notes to Financial Statements.

Sweater Cashmere Fund
SCHEDULE OF INVESTMENTS — (CONTINUED)
September 30, 2023 (Unaudited)

Fair Value
Financial Technology — 7.8%
EarlyBird Central, Inc.[1,2,3]	$410,000
Line Financial, P.B.C1,2,3	500,000
Nada Holdings, Inc.[1,2,3]	110,000
Total Financial Technology	1,020,000

Healthcare — 3.9%
Lazzaro Medical, Inc.[1,2,3]	262,500
Pear Suite, Inc.[1,2,3]	250,000
Total Healthcare	512,500

Health Technology — 8.6%
Grapefruit Health, Inc.[1,2,3]	125,000
Parallel Health, Inc.[1,2,3]	262,500
Time Therapeutics, Inc. (Hone Health)[1,2,3]	250,000
Wyndly Health, Inc.[1,2,3]	500,000
Total Health Technology	1,137,500

Logistics Technology — 1.9%
Shappi, Inc.[1,2,3]	250,000
Total Simple Agreements for Future Equity in Portfolio Companies (Cost $5,000,000)	5,092,500

Warrants — 0.0%
Financial Technology — 0.0%
Trellis Technologies, Inc., shares 25,000, exercise price $0, expiration date 5/31/29[1,2,3]	—

Property Technology — 0.0%
Havenly, Inc., shares 31,924, exercise price $2.1206, expiration date 2/17/28[1,2,3]	—
Total Warrants (Cost $0)	—

Short-Term Investments — 18.7%
Goldman Sachs Financial Square Government Fund – Institutional Class, 5.24%, shares 2,461,647	$2,461,647
Total Short-Term Investments (Cost $2,461,647)	2,461,647

Total Investments (Cost $12,206,643) — 98.2%	12,924,841
Other assets in excess of liabilities — 1.8%	243,296
Net Assets — 100%	$13,168,137

____________

P.B.C. — Public Benefit Corporation

LP — Limited Partnership

LLC — Limited Liability Company

1        Restricted security. (See Note 7)

2        Non-Income Producing

3        Level 3 securities fair valued using significant unobservable inputs. (See Note 2)

4        Investment valued using net asset value per share (or its equivalent) as a practical expedient. Please see Note 2 in the Notes to the Financial Statements for respective investment strategies, unfunded commitments, and redemptive restrictions.

5        Affiliated investment for which ownership exceeds 5% of the investment’s capital. (See Note 6)

6        Rate disclosed represents the seven day yield as of period end.

See accompanying Notes to Financial Statements.

Sweater Cashmere Fund
STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2023 (Unaudited)

Assets:
Unaffiliated investments, at fair value (cost $9,469,996)	$10,200,318
Affiliated investments, at fair value (cost $275,000)	262,876
Short-term investments, at fair value (cost $2,461,647)	2,461,647
Receivable for fund shares sold	38,533
Interest income receivable	31,678
Due from Adviser, net (Note 3)	38,460
Prepaid expenses	270,414
Total assets	13,303,926

Liabilities:
Payable for audit and tax fees	71,920
Payable for legal fees	26,238
Payable for transfer agent fees	23,323
Payable for other accrued expenses	9,907
Payable for custody fees	3,137
Payable for fund accounting and administration fees	1,264
Total liabilities	135,789
Commitments and contingencies (Note 8)

Net Assets	$13,168,137
Components of Net Assets:
Paid-in capital (unlimited number of shares authorized)	$12,509,067
Total distributable earnings	659,070
Net Assets	$13,168,137

Shares of beneficial interest issued and outstanding	622,677
Net asset value per share[1]	$21.15

____________

1        An early repurchase fee will apply for any shares repurchased within 545 days of purchase (Note 4).

See accompanying Notes to Financial Statements.

Sweater Cashmere Fund
STATEMENTS OF OPERATIONS
For the Six Months Ended September 30, 2023 (Unaudited)

Investment income:
Interest income from unaffiliated investments	$18,146
Dividend income from unaffiliated investments	89,980
Total investment income	108,126

Expenses:
Investment management fees (Note 3)	159,781
Legal fees	93,762
Insurance fees	86,712
Transfer agent fees	72,308
Chief compliance & financial officer fees	64,999
Audit and tax fees	60,990
Transaction fees	39,881
Fund accounting and administration fees	39,865
Trustee fees	37,500
Marketing fees	34,415
Shareholder reporting fees	28,187
Miscellaneous fees	21,439
Registration fees	19,873
Custody fees	9,180
Offering costs	8,524
Total expenses	777,416
Contractual waiver of fees and reimbursement of expenses (Note 3)	(399,410)
Voluntary reimbursement of expenses (Note 3)	(119,843)
Net expenses	258,163
Net investment loss	(150,037)
Net change in unrealized appreciation (depreciation) on unaffiliated investments	506,653
Net change in unrealized appreciation (depreciation) on affiliated investments	(55)
Net change in unrealized appreciation (depreciation) on investments	506,598
Net increase in net assets from operations	$356,561

See accompanying Notes to Financial Statements.

Sweater Cashmere Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period Ending March 31, 2023[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(150,037)	$120,064
Net change in unrealized appreciation (depreciation) on investments	506,598	211,600
Net increase in net assets resulting from operations	356,561	331,664

Distributions to shareholders
From net investment income	—	(29,155)
Total distributions to shareholders

Capital Transactions:
Net proceeds from shares sold	1,646,818	11,824,655
Reinvestment of distributions	—	29,155
Cost of shares redeemed	(681,784)[2]	(409,777)[3]
Net increase in net assets from capital transactions	965,034	11,444,033
Total increase in net assets	1,321,595	11,746,542

Net Assets:
Beginning of period	11,846,542	100,000[4]
End of period	$13,168,137	$11,846,542

Capital Share Transactions:
Shares sold	79,380	589,546
Shares reinvested	—	1,450
Shares redeemed	(32,269)	(20,430)
Net increase in capital shares outstanding	$47,111	$570,566

____________

1        Reflects operations for the period from April 14, 2022 (commencement of operations) to March 31, 2023. Prior to the commencement of operations date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

2        Net of redemption fees received of $4,675.

3        Net of redemption fees received of $6,584.

4        The investment adviser made the initial share purchase of $100,000 on February 7, 2022. The total initial share purchase of $100,000 included 5,000 shares which were purchased at $20.00 per share.

See accompanying Notes to Financial Statements.

Sweater Cashmere Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended September 30, 2023 (Unaudited)

Cash flows provided by operating activities:
Net increase in net assets from operations	$356,561
Purchases of investments	(2,000,000)
Net change in unrealized (appreciation) depreciation on investments	(506,598)
Change in short-term investments, net	1,696,364

(Increase)/Decrease in assets:
Prepaid expenses	(232,170)
Due from Adviser	(66,778)
Interest income receivable	(13,190)
Deferred offering costs	8,524

Increase/(Decrease) in liabilities:
Marketing fees	(93,347)
Audit and tax fees	(58,080)
Fund administration fees	(17,709)
Other accrued expenses	(5,258)
Transfer agent fees and expenses	(1,853)
Custody fees	(1,792)
Legal fees	3,249
Net cash used in operating activities	(932,077)

Cash flows provided by financing activities:
Proceeds from shares sold, net of receivable for fund shares sold	1,613,861
Cost of shares repurchased, net of redemption fees	(681,784)
Net cash provided by financing activities	932,077

Net Change in Cash	—

Cash, beginning of period	—
End of period	—

See accompanying Notes to Financial Statements.

Sweater Cashmere Fund
FINANCIAL HIGHLIGHTS (Unaudited)

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period Ending March 31, 2023[1]
Net asset value, beginning of period	$20.58	$20.00
Income from Investment Operations:
Net investment income (loss)[2]	(0.24)	0.29
Net realized and unrealized gain (loss)	0.80	0.32
Total from investment operations	0.56	0.61
Less Distributions:
From net investment income	—	(0.05)
Total distributions	—	(0.05)
Redemption Fees[2]:	0.01	0.02
Net asset value, end of period	$21.15	$20.58
Total return[3,4]	2.57%	3.18%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13,168	$11,847

Ratio of expenses to average net assets:
Gross[5,6]	12.18%	30.02%
Net[5,6,7]	4.05%	0%
Ratio of net investment income (loss) to average net assets:
Net[5,6,7]	(2.35)%	1.47%

Portfolio turnover rate[4]	0%	0%

____________

1        Reflects operations for the period from April 14, 2022 (commencement of operations) to March 31, 2023. Prior to the commencement of operations date, the Fund had been inactive except for matters related to the Fund’s establishment, designation, and planned registration.

2        Based on average shares outstanding for the period.

3        Based on the net asset value as of period end. Assumes an investment at net asset value at the beginning of the period and reinvestment of all distributions during the period. Returns shown do not include payment of an early repurchase fee for shares redeemed within 545 days of purchase. The return would have been lower if certain expenses had not been waived or reimbursed by the Adviser.

4        Not annualized.

5        Annualized, with the exception of non-recurring organizational costs.

6        The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests, including management and performance fees. As of September 30, 2023, the Fund’s underlying investment companies included a range of management fees from 0.00% to 3.50% (unaudited) and performance fees from 0.00% to 20.00% (unaudited).

7        Represents the ratios of expenses and net investment income (loss) inclusive of fee waivers and/or expenses reimbursements (Note 3).

See accompanying Notes to Financial Statements.

Sweater Cashmere Fund
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2023 (Unaudited)

1. Organization

Sweater Cashmere Fund (the “Fund”) was organized on June 17, 2021, as a statutory trust under the laws of the state of Delaware. The Fund is a non-diversified, closed-end management investment company that operates as an interval fund pursuant to Rule 23c-3 of the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund has an inception date of April 13, 2022 and commenced operations on the following business day.

The Fund’s investment objective is to generate long-term capital appreciation primarily through an actively managed portfolio that provides investors with exposure to private, venture capital investments. The Fund will seek to achieve its investment objective through investing primarily in equity securities (e.g., common stock, preferred stock, and equity-linked securities convertible into equity securities) of private, operating growth companies (“Portfolio Companies”) and, to a lesser extent, interests in professionally managed private venture capital funds (“Portfolio Funds”). The Fund anticipates acquiring interests in the Portfolio Companies both directly from the issuer, including through co-investing with venture capital funds and other investors, and from third party holders of these interests in secondary transactions.

Sweater Industries, LLC, an investment adviser registered under the Investment Advisers Act of 1940 (the “Advisers Act”), as amended, serves as the Fund’s investment adviser (the “Adviser”). The Fund’s Board of Trustees (the “Board” or “Board of Trustees”) has the overall responsibility for the management and supervision of the business operations of the Fund.

2. Significant accounting policies

The price of the Fund’s shares of beneficial interest (“Shares”) is based on its net asset value (“NAV”). The NAV per Share equals the total value of the Fund’s assets as of the applicable Business Day, less its liabilities (including accrued fees and expenses), divided by the number of its outstanding Shares.

The Fund will generally calculate its NAV as of the close of regular trading (4:00 p.m. Eastern Time) on the New York Stock Exchange (the “NYSE”) each day the NYSE is open (each, a “Business Day”). Although the Fund will typically determine its NAV on each Business Day, the Fund’s calculation of its NAV is subject to valuation risk.

Basis of Presentation and Use of Estimates — The Fund is an investment company and as a result, maintains its accounting records and has presented these financial statements in accordance with the reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”). The policies are in conformity with generally accepted accounting principles (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Income Recognition and Expenses — Interest income is recognized on an accrual basis as earned. Dividend income is recorded on the ex-dividend date. Expenses are recognized on an accrual basis as incurred. The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; marketing expenses; and expenses of meetings of the Board. Expenses are subject to the Fund’s Expense Limitation Agreement (see Note 3).

All cash, receivables and current payables are carried on the Fund’s books at their net realizable value.

Investment Transactions — Investment transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the identified cost basis for publicly traded investments and a dollar-for-dollar cost depletion for the Fund’s private investments for both financial statement and federal income tax purposes.

Sweater Cashmere Fund
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2023 (Unaudited)

2. Significant accounting policies (cont.)

Federal Income Taxes — The Fund has elected and intends to continue to elect to be treated, and expects each year to qualify, as a regulated investment company (“RIC”) under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. As such, the Fund generally will not be subject to U.S. federal corporate income tax, provided that it distributes substantially all of its net taxable income and gains on a timely basis and meets the other quarterly compliance requirements.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions and concluded that no provision for unrecognized tax benefits or expenses should be recorded related to uncertain tax positions taken in the Fund’s current tax year and all open tax years.

Distributions to shareholders — Following the disposition by the Fund of securities of Portfolio Companies, or the receipt by the Fund of distribution proceeds from a Portfolio Fund, the Fund will make cash distributions of the net profits, if any, to shareholders once each fiscal year at such time as the Board determines in its sole discretion (or more often at such times determined by the Board, if necessary for the Fund to maintain its status as a RIC and in accordance with the Investment Company Act). The Fund intends to establish reasonable reserves to meet Fund obligations prior to making distributions.

Investment Valuation

The Board has approved valuation procedures for the Fund (the “Valuation Procedures”) which are used for determining the fair value of any Fund investments for which a market quotation is not readily available. The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 under the 1940 Act and in conjunction with FASB’s ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”). The Board has designated the Adviser as the valuation designee of the Fund. As valuation designee, the Adviser performs the fair value determination relating to any and all Fund investments, subject to the conditions and oversight requirements described in the Valuation Procedures. In furtherance of its duties as valuation designee, the Adviser has formed a valuation committee (the “Valuation Committee”), to perform fair value determinations and oversee the Adviser’s day-to-day functions related to the fair valuation of the Fund’s investments. The Valuation Committee may consult with representatives from the Fund’s outside legal counsel or other third-party consultants in their discussions and deliberations.

Shares of mutual funds, including money-market funds, are fair valued at their reported NAV.

A substantial portion of the Fund’s assets consist of securities of Equity Investments in Portfolio Companies, which may be made through Simple Agreements for Future Equity and Convertible Debt, and Portfolio Funds for which there are no readily available market quotations. New purchases of Equity Investments in Portfolio Companies and Portfolio Funds may be valued at acquisition cost initially.

The information available in the marketplace for such Portfolio Companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated, and difficult to confirm. Such securities are valued by the Adviser at fair value as determined pursuant to the Valuation Procedures. In determining fair value, the Adviser is required to consider all appropriate factors relevant to value and all indicators of value available to the Adviser. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. The most relevant information may often be that information which is provided by the issuer of the securities. Given the nature, timeliness, amount, and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated.

Certain investments for which market quotations are not readily available or for which market quotations are deemed not to represent fair value may be valued using a market approach, an income approach, or both approaches, as appropriate. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities (including a business). The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The

Sweater Cashmere Fund
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2023 (Unaudited)

2. Significant accounting policies (cont.)

measurement is based on the value indicated by current market expectations about those future amounts. In following these approaches, the types of factors that we may take into account in determining the fair value of our investments include, as relevant and among other factors: available current business data (e.g., information available through regulatory filings, press releases, news feeds and financial press), including relevant and applicable market trading and transaction comparables; applicable market yields and multiples; information provided by the company (e.g., letters to investors, financials, information provided pursuant to financial document reporting obligations); security covenants; call protection provisions; information rights; the nature and realizable value of any collateral; the portfolio company’s ability to make payments; its earnings and discounted cash flows; the markets in which the portfolio company does business; comparisons of financial ratios of peer companies that are public; M&A comparables; and enterprise values.

In valuing Portfolio Fund investments held in the Fund, the Adviser will rely primarily on unaudited valuation statements received from such funds on a quarterly basis, and (when available) audited values received on an annual basis. It will usually be the case, however, that the most recently reported value by such funds will be as of a date that is a quarter in arrears than the date as of which the Fund is calculating its NAV. In these circumstances, and in other situations where the Adviser determines that the consideration of the following factors is relevant to determining the value of an interest in a Portfolio Fund, such fund’s reported value will generally be adjusted for cash flows to/from such fund due to capital drawdowns/distributions that may have occurred since the date of the most recently available reported values; changes in the valuation of relevant indices; and such other factors that the Adviser deems appropriate, as well as any publicly available information regarding such fund’s portfolio companies and/or assets (i.e., idiosyncratic factors). Other factors that may be relevant in determining the value of an interest in a Portfolio Fund, include (i) information provided to the Fund or to the Adviser by such fund, or the failure to provide such information as agreed to in such fund’s offering materials or other agreements with the Fund; (ii) relevant news and other public sources; (iii) known secondary market transactions in the fund’s interests (to the extent deemed a credible indication of value); and (iv) significant market events that may not otherwise be captured by changes in valuation of relevant indices discussed above. As part of the Adviser’s ongoing due diligence process, the Adviser will compare its fair valuation of the Fund’s interests in a Portfolio Fund to such fund’s quarterly valuation statement for that particular period — if provided by the Portfolio Fund — for purposes of determining whether any adjustments to the implementation of the Valuation Procedures should be made going forward.

When determining the price for an investment to be fair valued, the Adviser is required to seek to determine the price that the Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. Fair value determinations are typically based upon all available factors that the Adviser deems relevant at the time of the determination and may be based on analytical values determined by the Adviser using proprietary or third-party valuation models.

The Fund’s financial statements, which are prepared in accordance with GAAP, follow the requirements for valuation set forth in ASC 820, which defines and establishes a framework for measuring fair value under GAAP and expands financial statement disclosure requirements relating to fair value measurements.

The three-level hierarchy for fair value measurement is defined as follows:

•        Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•        Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market — corroborated inputs)

•        Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Sweater Cashmere Fund
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2023 (Unaudited)

2. Significant accounting policies (cont.)

Investments in private investment companies that are reported in the Fund’s statement of assets and liabilities at NAV per share (or its equivalent) without further adjustment, as a practical expedient of fair value, are excluded from the fair value hierarchy.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the overall fair value measurement. The Adviser’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the investment.

The Fund expects that it will hold a high proportion of Level 3 investments relative to its total investments, which is directly related to the Fund’s investment strategy and target investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to determine fair value of the Fund’s investments as of September 30, 2023:

	Fair Value Measurements at the End of the Reporting Period Using
Investments	Practical Expedient*	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Security Type
Convertible Debt in Portfolio Companies	$—	$—	$—	$750,000	$750,000
Equity Investments in Portfolio Companies*	—	—	—	4,158,070	4,158,070
Portfolio Funds*	462,624	—	—	—	462,624
Simple Agreements for Future Equity in Portfolio Companies*	—	—	—	5,092,500	5,092,500
Warrants	—	—	—	—	—
Short-Term Investments	—	2,461,647	—	—	2,461,647
Total	$462,624	$2,461,647	$—	$10,000,570	$12,924,841

____________

*        All sub-categories within the security type represent their respective evaluation status. For a detailed breakout, please refer to the Schedule of Investments.

The following is a roll-forward of the activity in investments in which signifcant unobservable inputs (Level 3) were used in determing fair value as of September 30, 2023:

	Beginning Balance as of April 1, 2023	Transfers into/ out of Level 3 during the period	Purchases or Conversions		Sales or Conversions		Net Realized Gain (Loss)	Distributions	Change in net unrealized appreciation (depreciation)	Ending Balance as of September 30, 2023
Convertible Debt in Portfolio Companies	$500,000	$—	$250,000		$—		$—	$—	$—	$750,000
Equity Investments in Portfolio Companies	2,934,744	—	720,000	(1)	—		—	—	503,326	4,158,070
Simple Agreements for Future Equity in Portfolio Companies	4,098,000	—	1,450,000		(470,000	)(1)	—	—	14,500	5,092,500
Warrants	—	—	—		—		—	—	—	—
	$7,532,744	$—	$2,420,000		$(470,000)		$—	$—	$517,826	$10,000,570

____________

(1)      Amounts include $470,000 in simple agreements for future equity in portfolio companies converted to $470,000 in equity investments in portfolio companies.

Sweater Cashmere Fund
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2023 (Unaudited)

2. Significant accounting policies (cont.)

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of September 30, 2023:

	Fair Value as of September 30, 2023	Valuation Technique	Unobservable Inputs	Range of Inputs/ (weighted average)(1)
Preferred Stock	$3,026,170	Market Approach	Calibration	-22.30% to 83.47%/(15.67%) and 0.8x to 12.65x revenue/(5.49x)
Simple Agreemetns for Future Equity in Portfolio Companies	3,392,500	Market Approach	Calibration	-49.01% to 64.33%/(6.26%)
Total Level 3 Investments(2)	$6,418,670

____________

(1)      To the extent the unobservables inputs increase or decrease there is a corresponding increase or decrease in fair value.

(2)      Certain Level 3 investments of the Fund, totaling fair value assets of $3,581,900, have been recorded at fair value using unadjusted third-party inputs (for example, third-party transactions, or recent transaction price). As such, these investments have been excluded from the preceding table.

The following is the fair value measurement of investments that are measured at NAV per share (or its equivalent) as a practical expedient:

Portfolio Funds*	Investment Strategy	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period	Lock Up Period
Curate Capital Fund I, LP	Early Stage Technology	$159,289	$—	None	Not Applicable	Not Applicable
Ganas Ventures I, a series of Ganas Ventures, LP	Early Stage Technology	113,645	125,000	None	Not Applicable	Not Applicable
Impressionism Capital Fund I, L.P.	Early Stage Technology	40,459	200,000	None	Not Applicable	Not Applicable
Stonks Y Combinator Summer 2022 Access Fund, a Series of Stonks Funds, LP – Class A	Early Stage Technology	149,231	—	None	Not Applicable	Not Applicable

____________

*        Refer to the Schedule of Investment for industry classifications of individual securities.

3. Fees and Transactions with Related Parties and Other Agreements

The Fund has entered into an Investment Management Agreement with the Adviser, pursuant to which the Adviser provides general investment advisory services for the Fund. For providing these services, the Investment Adviser receives a fee from the Fund, accrued daily and paid monthly in arrears, at an annual rate equal to 2.50% of the Fund’s average daily net assets. For the six months ended September 30, 2023, the Fund accrued $159,781 in investment management fees.

The Adviser has entered into an expense limitation agreement (“Expense Limitation Agreement”) with the Fund, pursuant to which the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to the extent necessary so that the Fund’s total annual operating expenses (excluding any taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) (“Operating Expenses”) do not exceed 5.90% of the Fund’s average daily net assets. The Expense Limitation Agreement is in effect through August 15, 2024.

Sweater Cashmere Fund
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2023 (Unaudited)

3. Fees and Transactions with Related Parties and Other Agreements (cont.)

The Fund has agreed to repay the Adviser for any management fees waived and/or Fund expenses the Adviser reimbursed pursuant to the Expense Limitation Agreement, provided the repayments do not cause the Fund’s Operating Expenses to exceed the expense limitation in place at the time the management fees were waived and/or the Fund expenses were reimbursed, or any expense limitation in place at the time the Fund repays the Adviser, whichever is lower. Any such repayments must be made within three years after the Adviser waived the fee or reimbursed the expense. As of September 30, 2023 the Adviser may seek recoupment for previously waived expenses subject to the Expense Limitation Agreement noted above, the following amounts are subject to recoupment by the Adviser by the following dates:
Period of Expiration
March 31, 2025	$209,030
March 31, 2026	$1,974,626

For the six months ended September 30, 2023, the Adviser waived and/or reimbursed expenses totaling $399,410 that are subject to recoupment. During that same period, the Adviser also voluntarily reimbursed $119,843 of Fund expenses which are not subject to recoupment.

In consideration of the services rendered by those Trustees who are not “interested persons” (as defined in Section 2(a)19 of the 1940 Act) of the Trust (“Independent Trustees”), the Fund pays each Independent Trustee an annual retainer of $25,000. Independent Trustees are also reimbursed by the Fund for expenses they incur relating to their services as Trustees, including travel and other expenses incurred in connection with attendance at in-person Board and Committee meetings. The Independent Trustees do not receive any other compensation from the Fund. Trustees that are interested persons are not compensated by the Fund.

Certain officers of the Fund and members of the Board are also officers of the Adviser.

Employees of PINE Advisors LLC (“PINE”) serve as officers of the Fund. PINE receives a monthly fee for the services provided to the Fund. The Fund also reimburses PINE for certain out-of-pocket expenses incurred on the Fund’s behalf.

UMB Fund Services, Inc. serves as the Fund’s Administrator, Accounting Agent, and Transfer Agent. UMB Bank, n.a. serves as the Fund’s Custodian.

4. Capital share transactions

Fund shares are continually offered under Rule 415 of the Securities Act of 1933, as amended. As an interval fund, the Fund has adopted a fundamental policy requiring it to make semiannual (twice a year) repurchase offers pursuant to Rule 23c-3 of the 1940 Act. Each semiannual repurchase offer will be for 5.00% of the Fund’s Shares at NAV. An early repurchase fee will be applied for Shares held less than 545 days. For Shares held for 185 days or less, a 2.00% fee will be applied. For Shares held between 186 and 365 days, a 1.5% fee will be applied. For Shares held between 366 days and 545 days, a 0.50% fee will be applied. Early repurchase fees will be based on the value of the Shares redeemed.

Sweater Cashmere Fund
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2023 (Unaudited)

4. Capital share transactions (cont.)

During the six months ended September 30, 2023, the Fund completed one repurchase offer. The result of this repurchase offer is as follows:
Required Repurchase Offer
Commencement Date	July 31, 2023
Repurchase Request Deadline	August 31, 2023
Repurchase Pricing Date	August 31, 2023

Repurchase Pricing Date Net Asset Value	$21.27
Shares Repurchased	32,269
Value of Shares Repurchased (Before Redemption Fees)	$686,459
Percentage of Shares Repurchased	5.00%*

____________

*        The Fund’s tenders exceeded 5.00%, but less than 5.01%, and repurchases were made on a pro-rata basis

5. Investment transactions

Purchases and sales of investments, other than short-term securities, for the six months ended September 30, 2023, were $2,000,000 and $0, respectively.

6. Affiliated Investments

Issuers that are considered affiliates, as defined in Section 2(a)(3) of the 1940 Act, of the Fund at period-end are noted in the Fund’s Schedule of Investments. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2023 and may include acquisitions of new investments, prior year holdings that become affiliated during the period, and prior period affiliated holdings that are no longer affiliated as of period-end.

Non-Controlled Affiliate	Beginning Value April 1, 2023	Purchases or Conversions	Sales or Conversions	Change in Securitites Meeting the Definition of an Affiliated Investment	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Return of Capital Adjustments	Ending Value September 30, 2023	Investment Income
Curate Capital Fund I, LP(1)	$158,404	$—	$—	$(170,000)	$11,596	$—	$—	$—	$—
Ganas Ventures I, a series of Ganas Ventures, LP(2)	—	—	—	125,000	(11,355)	—	—	113,645	—
Stonks Y Combinator Summer 2022 Access Fund, a Series of Stonks Funds, LP – Class A	149,527	—	—	—	(296)	—		149,231	—
	$307,931	$—	$—	$(45,000)	$(55)	$—	$—	$262,876	$—

____________

(1)      Non-controlling affiliated security as of March 31, 2023, but no longer meeting the definition to be considered a non-controlling affiliated investment. The inclusion in the table above it provide the net change of non-controlling affiliated securities as a whole. The security is held in the portfolio, see the Schedule of Investments for the current value.

(2)      Security was held in the portfolio as of March 31, 2023 but did not meet the definition of a non-controlling affiliated investment.

7. Restricted securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investments objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board.

Sweater Cashmere Fund
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2023 (Unaudited)

7. Restricted securities (cont.)

Additional information on each restricted investment held by the Fund on September 30, 2023 is as follows:
Investments	Initial Acquisition Date	Cost	Fair Value	% of Net Assets
After Services, Inc. – Tranche 1	6/6/2022	$250,000	$267,500	2.0%
After Services, Inc. – Tranche 2	6/6/2022	250,000	267,500	2.0%
Cabinet Health P.B.C.	2/14/2023	500,000	500,000	3.8%
Cloud Apartments, Inc.	5/8/2023	250,000	250,000	1.9%
Curate Capital Fund I, LP	7/1/2022	170,000	159,289	1.2%
Drupely, Inc. dba Graza Series A-3 Preferred Stock	6/17/2022	200,000	569,400	4.3%
EarlyBird Central, Inc.	6/3/2022	400,000	410,000	3.1%
EdInvent, Inc. dba Accredible Series B Preferred Stock	7/29/2022	250,000	312,500	2.4%
Eloit Street, Inc. dba Guest House Series C-2 Preferred Stock	11/8/2022	300,000	305,918	2.3%
FEAT Socks, Inc.	6/15/2022	250,000	212,500	1.6%
Frances Valentine, LLC	11/18/2022	500,000	550,000	4.3%
Ganas Ventures I, a series of Ganas Ventures, LP	7/1/2022	125,000	113,645	0.9%
GO, Inc. Series Seed-1 Preferred Stock	11/18/2022	500,000	519,640	3.9%
Grapefruit Health, Inc.	5/2/2023	125,000	125,000	0.9%
Havenly, Inc. Warrants	2/10/2023	—	—	0.0%
Havenly, Inc., Series C-1 Preferred Stock	2/10/2023	249,996	266,337	2.0%
Hearth Display, Inc.	1/6/2023	250,000	250,000	1.9%
Hikerkind, Inc.	8/10/2023	250,000	250,000	1.9%
Impressionism Capital Fund I, L.P.	4/20/2023	50,000	40,459	0.3%
IQ Bar, Inc. Series B Preferred Stock	8/12/2022	250,000	250,000	1.9%
IsoTalent, Inc. – Series Seed-1 Preferred Stock	7/8/2022	1,000,000	1,099,503	8.3%
Lazzaro Medical, Inc.	7/1/2022	250,000	262,500	2.0%
Line Financial, P.B.C	8/17/2023	500,000	500,000	3.8%
Nada Holdings, Inc.	6/17/2022	100,000	110,000	0.9%
Nomadica Series Seed-6 Preferred Stock	7/1/2022	250,000	311,871	2.5%
Parallel Health, Inc.	6/28/2022	250,000	262,500	2.0%
Pear Suite, Inc.	11/14/2022	250,000	250,000	1.9%
Shappi, Inc.	9/16/2022	250,000	250,000	1.9%
Stonks Y Combinator Summer 2022 Access Fund, a Series of Stonks Funds, LP – Class A	9/16/2022	150,000	149,231	1.1%
SweatPals, Inc.	5/3/2023	125,000	125,000	0.9%
The Last Game Board, Inc.	12/9/2022	250,000	250,000	1.9%
Time Therapeutics Inc. (Hone Health)	5/25/2023	250,000	250,000	1.9%
Trellis Technologies, Inc.	6/1/2023	250,000	250,000	1.9%
Trellis Technologies, Inc. Warrants	6/1/2023	—	—	0.0%
True Footage Inc. – Series A Prime Preferred Stock	7/29/2022	250,000	272,901	2.1%
Wyndly Health, Inc.	9/13/2022	500,000	500,000	3.8%
		$9,744,996	$10,463,194	79.5%

Sweater Cashmere Fund
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2023 (Unaudited)

8. Commitments and contingencies

In the normal course of business, the Fund will enter into contracts that contain a variety of representations, provide general indemnifications, set forth termination provisions and compel the contracting parties to arbitration in the event of dispute. From time to time, the Fund may be a party to arbitration, or legal proceedings, in the ordinary course of business, including proceedings relating to the enforcement of provisions of such contracts. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that would be subject to arbitration, generally.

In the normal course of business, the Fund may enter into agreements to purchase and sell investments. Such agreements are subject to certain rights of the issuer’s and ultimately, issuer approval. As of September 30, 2023, the Fund has unfunded commitments in the amount of $125,000 and $200,000 for Ganas Ventures I, a series of Ganas Ventures, LP and Impressionism Capital Fund I, L.P. respectively. As of September 30, 2023, the Fund reasonably believes its assets will provide adequate cover to satisfy all its unfunded commitments.

9. Indemnifications

The Fund indemnifies the Fund’s officers and Board of Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

10. Federal tax information

The Fund has elected and intends to continue to elect to be treated as a registered investment company (“RIC”) for U.S. federal income tax purposes, and it has qualified, and expects each year to continue to qualify as a RIC for U.S. federal income tax purposes. As such, the Fund generally will not be subject to U.S. federal corporate income tax, provided that it distributes all of its net taxable income and gains each year.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The Fund has selected a tax year end of September 30. At September 30, 2023, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$12,189,365
Gross unrealized appreciation	$788,074
Gross unrealized depreciation	(52,598)
Net unrealized appreciation on investments	$735,476

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Sweater Cashmere Fund
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2023 (Unaudited)

11. Risk factors

An investment in the Fund involves a high degree of risk and may be considered speculative. The following list is not intended to be a comprehensive listing of all the potential risks associated with the Fund. The Fund’s prospectus provides further details regarding the Fund’s risks and considerations.

•        The Fund’s inception date was April 13, 2022 and it has a very limited operating history. The Adviser expects that it may take up to two years for the Fund to become primarily invested in Portfolio Companies and Portfolio Funds. Fund performance may be lower during this “ramp-up” period, and may also be more volatile, than would be the case after the Fund is more fully invested. If the Fund were to fail to successfully implement its investment strategies or achieve its investment objective, performance may be negatively impacted, and any resulting liquidation of the Fund could create negative transaction costs for the Fund and tax consequences for investors. There can be no assurance that the Fund will be able to identify, structure, complete and realize upon investments that satisfy its investment objective, or that it will be able to fully invest its offering proceeds.

•        The Adviser is newly formed and has no prior experience managing investment portfolios. The Adviser may be unable to successfully execute the Fund’s investment strategy or achieve the Fund’s investment objective.

•        There is no public market for Fund Shares and none is expected to develop. Shares are subject to substantial restrictions on transferability. Although the Fund began making semiannual offers to repurchase its Shares beginning in February 2023 (expected to be limited to no more than 5% of the Fund’s outstanding Shares for each such offer), these offers may be oversubscribed and there is no guarantee that you will be able to sell all of the Shares you desire in any semiannual repurchase offer.

•        While venture capital investments offer the opportunity for significant gains, these investments also involve an extremely high degree of business and financial risk and can result in substantial losses. Investments in start-up and growth-stage private companies typically involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time.

•        Private companies in which the Fund invests are generally not subject to SEC reporting requirements, are not required to maintain accounting records in accordance with generally accepted accounting principles and are not required to maintain effective internal controls over financial reporting.

•        The Fund’s investments in Portfolio Companies may be heavily negotiated and may incur significant transactions costs for the Fund.

•        A significant portion of the Fund’s investment portfolio will be illiquid investments recorded at fair value as determined in good faith in accordance with policies and procedures approved by the Board and, as a result, there may be uncertainty as to the value of Fund investments and the NAV of Fund Shares.

12. Subsequent events

In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein and has determined that there are no additional subsequent events that require disclosure or adjustment to the financial statements.

On November 3, 2023, RSM US LLP, or RSM, informed Fund Management of its decision to resign as the Fund’s independent registered public accounting firm. RSM’s audit report on the Fund’s financial statements for the period from April 14, 2022 (commencement of operations) through March 31, 2023 did not contain an adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles. Furthermore, with respect to these financial statements: (i) there were no disagreements between the Fund or its

Sweater Cashmere Fund
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2023 (Unaudited)

12. Subsequent events (cont.)

management and RSM on any matters of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of RSM, would have caused RSM to make reference to the subject matter of the disagreement in its report on the Fund’s financial statements, and (ii) there were no “reportable events” as that term is defined in Item 304(a)(1)(v) of Regulation S-K. The Fund is presently in discussions with other accounting firms to replace RSM as its independent registered public accounting firm for the fiscal year ending March 31, 2024.

Sweater Cashmere Fund
ADDITIONAL INFORMATION
September 30, 2023 (Unaudited)

Proxy voting — A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30 are available without charge upon request by (1) calling the Fund at 1-888-577-7987 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

Portfolio holdings — The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://sec.gov. You may also obtain copies by calling the Fund at 1-888-577-7987.

Dividend Reinvestment — The Fund operates under a dividend reinvestment plan administered by the Fund’s Administrator as dividend reinvestment agent. Pursuant to the plan, any distributions by the Fund to its shareholders, net of any applicable U.S. withholding tax, will be reinvested in Shares of the Fund. Shareholders automatically participate in the dividend reinvestment plan, unless and until an election is made to withdraw from the plan on behalf of such participating shareholder. Shareholders who do not wish to have distributions automatically reinvested should so notify the Administrator in writing at Sweater Cashmere Fund c/o UMB Fund Services, Inc., PO Box 2175, Milwaukee, Wisconsin 53201-2175.

Fund Information

Investment Adviser
Sweater Industries LLC
Boulder, Colorado

Administrator, Accounting Agent, and Transfer Agent
UMB Fund Services, Inc.
Milwaukee, Wisconsin

Custodian
UMB Bank, N.A
Kansas City, Missouri

Legal Counsel
Greenberg Traurig, LLP
Chicago, Illinois

Trustees
Jonathan Stanley Bellish
William Benjamin Hadley
Meredith EW Parfet
Jesse K Randall

Officers
President and Principal Executive Officer
Jesse K Randall

Principal Financial Officer and Treasurer
Marcie McVeigh

Chief Compliance Officer
Brian Thomas MacKenzie

Secretary
Emma Clark

This report is intended for current shareholders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

(b)    There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2.       Code of Ethics.

Not applicable to semi-annual reports.

Item 3.       Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.       Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.       Audit Committee of Listed Registrants.

Not applicable.

Item 6.       Schedule of Investments.

(a)     Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)    Not applicable

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule10b-18(a)(3) under the Exchange Act(17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15U.S.C. 781).

There were no purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by this report.

Item 10.     Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.     Controls and Procedures.

(a)     The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)     Not applicable

(b)    Not applicable

Item 13.     Exhibits.

(a)(1)	Not applicable to semi-annual reports.
(a)(2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sweater Cashmere Fund

/s/ Jesse Randall
By: Jesse Randall
President and Principal Executive Officer
December 4, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Jesse Randall
By: Jesse Randall
President and Principal Executive Officer
December 4, 2023
/s/ Marcie McVeigh
By: Marcie McVeigh
Principal Financial Officer & Treasurer
December 4, 2023